Accrued Expenses (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued Expenses
4. Accrued expenses

Accrued expenses consist of the following:

	June 30, 2020	December 31, 2019
Accrued board of director’s fees	$416,667	$400,000
Accrued legal and professional fees	200,000	134,970
Accrued executive severance	313,000	154,000
Accrued travel	120,000	120,000
Accrued outside services	106,233	108,033
Accrued inventory	50,275	167,050
Accrued clinical study expenses	13,650	13,650
Accrued other	1,389	13,406
	$1,221,214	$1,111,109

5. Accrued expenses

Accrued expenses consist of the following at December 31, 2019 and 2018:

	2019	2018
Accrued board of director's fees	$400,000	$200,000
Accrued inventory	167,050	—
Accrued executive severance	154,000	136,000
Accrued travel	120,000	58,993
Accrued outside services	108,033	115,118
Accrued legal and professional fees	134,970	—
Accrued clinical study expenses	13,650	13,650
Accrued related party advance	—	101,137
Deferred rent	—	44,623
Accrued computer equipment	—	8,752
Accrued other	13,406	11,007
	$1,111,109	$689,280

The Company is a party to a Severance and Advisory Agreement (the “Severance Agreement”) with its former President and Chief Executive Officer, and a director of the Company. Pursuant to the Severance Agreement, the former executive will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first. The Company achieved three of the four bonus payment events in 2014 and paid $300,000 in accrued executive severance in 2014. The accrued executive severance at December 31, 2019 and 2018 represents the unpaid portion of the bonus payments plus accrued interest due to late payment.

On October 10, 2018, the Company entered into accrued related party advance with Shri P. Parikh, the President of the Company, in the total principal amount of $100,000 with an interest rate of 5% per annum. The principal and accrued interest are due and payable on the earlier of (i) one day after receipt of payment from Johnfk Medical Inc., (ii) six months from the date of issuance and (iii) the acceleration of the maturity of the short term note by the holder upon the occurrence of an event of default. On May 13, 2019, the Company repaid in full the outstanding balance on short term notes payable with Shri P. Parikh, the President of the Company.